Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate and Company's Effective Tax Rate (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax at statutory rate			25.00%	25.00%	25.00%
Foreign tax rate differential			(21.24%)	(8.80%)	(19.07%)
Tax holiday benefit			(0.83%)	(22.95%)	4.41%
Change in valuation allowance			(0.38%)	(5.87%)	0.74%
Provision for uncertain tax position			3.89%	47.91%	(9.59%)
Others			(0.15%)	(0.63%)	(2.12%)
Effective tax rate	9.20%	6.30%	6.29%	34.66%	(0.63%)